SEGMENT REPORTING (Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENT REPORTING
Net Sales by Segment	$ 98,292	$ 86,512	$ 117,103
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit (loss) by Segment	$ 33,146	$ 28,356	$ 27,868
Gross profit (loss) by Segment (as a percent)	34.00%	33.00%	24.00%
Income (loss) before income taxes	$ 8,244	$ 920	$ (31,320)
Operating segments
SEGMENT REPORTING
Total Segment Margin	23,346	20,103	18,496
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment	$ 77,283	$ 61,735	$ 87,361
Net Sales by Segment (as a percent)	79.00%	71.00%	75.00%
Gross profit (loss) by Segment	$ 26,647	$ 20,263	$ 21,470
Gross profit (loss) by Segment (as a percent)	34.00%	33.00%	25.00%
Total Segment Margin	$ 16,847	$ 12,010	$ 12,097
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment	$ 21,009	$ 24,777	$ 29,742
Net Sales by Segment (as a percent)	21.00%	29.00%	25.00%
Gross profit (loss) by Segment	$ 6,499	$ 8,093	$ 6,398
Gross profit (loss) by Segment (as a percent)	31.00%	33.00%	22.00%
Total Segment Margin	$ 6,499	$ 8,093	$ 6,399
General and Corporate
SEGMENT REPORTING
General and Corporate	$ (15,102)	$ (19,183)	$ (49,816)